Supplement dated January 28, 2008
                    To the Prospectus of Matthews Asian Funds
                              Dated April 30, 2007


Effective February 1, 2008.

The following supplements the Portfolio Managers section on pages 18 and 26 and the Management of the Funds - Portfolio Managers section on pages 52 through 54 with respect to the Matthews Asia Pacific Equity Income and Matthews Asian Growth and Income Funds:

     The Lead Manager for the Matthews Asia Pacific Equity Income Fund is Jesper Madsen, CFA and Co-Manager is Andrew T. Foster.

     The Lead Manager for the Matthews Asian Growth and Income Fund is Andrew T. Foster and the Co-Manager is G. Paul Matthews.



Matthews Asian Funds are distributed by PFPC Distributors, Inc.

                        Supplement dated January 28, 2008
                     To Statement of Additional Information
                             of Matthews Asian Funds
                              Dated April 30, 2007

Effective February 1, 2008.

The following replaces the Portfolio Managers section on pages 42 and 44 of the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                                                              ACCOUNTS WHERE     TOTAL ASSETS IN ACCOUNTS
                                                                              ADVISORY FEE IS        WHERE ADVISORY FEE
          NAME OF              ACCOUNT         NUMBER OF    TOTAL ASSETS IN   BASED ON ACCOUNT       IS BASED ON ACCOUNT
    PORTFOLIO MANAGER          CATEGORY        ACCOUNTS         ACCOUNTS        PERFORMANCE              PERFORMANCE
    -----------------          --------        --------         --------        -----------              -----------
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
G. PAUL MATTHEWS               Registered           0               0                 0                       0
Co-Portfolio Manager of        Investment
the Matthews Asian Growth      Companies
and Income Fund.
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
                              Other Pooled          1          $506,117,209           0                       0
                               Investment
                                Vehicles
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
                             Other Accounts         0               0                 0                       0
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
ANDREW T. FOSTER (1)           Registered           0               0                 0                       0
Lead Portfolio Manager of      Investment
the Matthews Asian Growth      Companies
and Income and India
Funds; Co-Portfolio
Manager of the Matthews
Asia Pacific Equity Income
and China Funds.
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
                              Other Pooled          1          $317,760,464           0                       0
                               Investment
                                Vehicles
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
                             Other Accounts         0               0                 0                       0
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
JESPER MADSEN                  Registered           0               0                 0                       0
Lead Portfolio Manager of      Investment
the Matthews Asia Pacific      Companies
Equity Income Fund.
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------
                              Other Pooled          0               0                 0                       0
                               Investment
                                Vehicles
--------------------------- ----------------- ------------- ----------------- ----------------- --------------------------------

-----------------------------------
(1) Mr. Foster was named Co-Portfolio Manager of the Matthews China Fund in January 2008.